Initial Public Offering - Additional Information (Detail)		4 Months Ended
	Feb. 01, 2021 USD ($) $ / shares shares	Feb. 01, 2021 USD ($) $ / shares shares
Deferred underwriting commissions	$ 14,000,000	$ 14,000,000
Public Warrants [Member]
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 11.50	$ 11.50
Common Class A [Member]
Stock conversion basis		Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (each, a “Public Warrant”).
Common Class A [Member] | Public Warrants [Member]
Shares issuable per warrant | shares	1	1
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 11.50	$ 11.50
Common Class A [Member] | IPO [Member]
Stock issued during period shares | shares	40,000,000
Shares issued price per share | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance of IPO	$ 400,000,000.0
Deferred underwriting commissions	14,000,000.0	$ 14,000,000.0
Offering costs	$ 22,700,000
Common Class A [Member] | Over-Allotment Option [Member]
Stock issued during period shares | shares	5,000,000